Investment in equity investees - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments And Joint Ventures
Share of (loss) income from equity method investments	$ 43,000	$ 38,000
Carrying value of equity method Investment	$ 237,081	$ 228,072